Private Placement	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
CIK0001848000_LAKESHORE ACQUISITION I CORP
Private Placement

Note 4 — Private Placement

Concurrently with the closing of the IPO on June 15, 2021, the Company’s sponsor, hedge funds and the representatives of underwriters and certain of their affiliates purchased an aggregate of 250,000 Private Units in a private placement at $10.00 per Private Unit. The Private Units are identical to the Public Units except with respect to certain registration rights and transfer restrictions.

Upon the closing of the underwriters’ partial exercise of the over-allotment option on June 28, 2021, the Company consummated a private sale of an additional 11,675 Private Units to the above-mentioned private units purchasers at $10.00 per Private Unit.

Note 4 — Private Placement

Concurrently with the closing of the IPO on June 15, 2021, the Company’s sponsor, hedge funds and the representatives of underwriters and certain of their affiliates purchased an aggregate of 250,000 Private Units in a private placement at $10.00 per Private Unit. The Private Units are identical to the Public Units except with respect to certain registration rights and transfer restrictions.

Upon the closing of the underwriters’ partial exercise of the over-allotment option on June 28, 2021, the Company consummated a private sale of an additional 11,675 Private Units to the above-mentioned private units purchasers at $10.00 per Private Unit.